Equity Method Investments (Tables)	6 Months Ended
Jun. 30, 2023
Investments accounted for using equity method [abstract]
Share of Post-tax Earnings (Losses) in Equity Method Investments Reported in Consolidated Income Statement
The Company’s share of
post-tax
earnings (losses) in equity method investments as reported in the consolidated income statement is comprised of the following:

	Three months ended June 30,		Six months ended June 30,

	2023	2022	2023	2022
YPL	421	(822)	995	(23)
Other equity method investments	(2)	(3)	(6)	(4)
Total share of post-tax earnings (losses) in equity method investments	419	(825)	989	(27)

Summary of Equity Method Investments Reported in Consolidated Statement of Financial Position
Equity method investments in the consolidated statement of financial position were comprised of the following:

	June 30,	December 31,

	2023	2022
YPL	3,226	6,028
Other equity method investments	251	171
Total equity method investments	3,477	6,199

Summary of Financial Information for YPL with Reconciliation to Thomson Reuters Carrying Value of its Investment
Set
forth below is summarized financial information for 100% of YPL as of June 30, 2023 and 2022.

	Three months ended June 30,		Six months ended June 30,

	2023	2022	2023	2022
Mark-to-market of LSEG shares	955	(2,064)	2,496	(199)
Dividend income	112	144	112	144
Loss from forward contract	-	-	(179)	-
Net earnings (loss)	1,067	(1,920)	2,429	(55)
Total comprehensive income (loss)	1,067	(1,920)	2,429	(55)
The following table reconciles the net assets attributable to YPL to the Company’s carrying value of its investment in YPL:

	June 30,	December 31,

	2023	2022
Assets
Current assets	19	190
Non-current assets	10,809	14,620
Total assets	10,828	14,810
Liabilities
Current liabilities	17	10
Non-current liabilities	223	202
Total liabilities	240	212
Net assets attributable to YPL	10,588	14,598
Net assets attributable to YPL - beginning period	14,598	15,881
Net earnings (loss) attributable to YPL	2,429	(973)
Distributions to owners	(6,439)	(310)
Net assets attributable to YPL - ending period	10,588	14,598
Thomson Reuters % share	32.07%	42.84%
Thomson Reuters $ share	3,395	6,254
Historical excluded equity adjustment (1)	(169)	(226)
Thomson Reuters carrying amount	3,226	6,028

(1)
Represents the cumulative impact of equity transactions excluded from the Company’s investment in YPL. The Company recognized income of $43 million and $57 million within “Share of post-tax
earnings in equity method investments” in the three and six months ended June 30, 2023, respectively, in conjunction with the reduction of its investment.